12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and liabilities
	2017	2016
Deferred tax assets:
NOL Carryover	$6,406,000	$7,544,300
Bad Debt Reserve	31,000	44,100
Inventory Reserve	7,300	10,400
Amortization	(20,200)	61,500
Accrued Compensated Absences	46,100	52,900
Charitable Contributions	3,500	5,000
Subtotal	6,473,700	7,718,200
Valuation Allowance	(6,458,800)	(7,647,300)
Deferred tax liabilities:
Depreciation	3,700	(42,700)
Prepaid Expenses	(18,600)	(28,200)
Net Deferred Tax Asset	$–	$–

Schedule of effective income tax rate reconciliation
	2017	2016
Book Loss	$(1,669,000)	$(2,113,000)
Meals and Entertainment	10,600	10,300
Stock Options	225,700	537,800
Tax Rate Change	2,809,700	–
Other	1,600	4,700
Valuation Allowance	(1,378,600)	1,560,200
	$–	$–